Significant accounting policies and judgements (Policies)	6 Months Ended
Jun. 30, 2025
Disclosure Of List Of Accounting Policies [Abstract]
General information
General information
Polestar Automotive Holding UK PLC (the “Parent”), together with its subsidiaries, hereafter referred to as "Polestar", the "Company", "Polestar Group" or the "Group", is a public limited company incorporated in the United Kingdom. Polestar Group operates principally in the automotive industry, engaging in the research and development, the branding and marketing, and the commercialization and selling of battery electric vehicles and related technology solutions. Polestar Group has a presence in 28 markets across Europe, North America, and Asia. Polestar Group has its management headquarters located at Assar Gabrielssons väg 9, 41878 Göteborg, Sweden.

Basis of preparation
Basis of preparation
These Unaudited Condensed Consolidated Interim Financial Statements are prepared in accordance with International Accounting Standard 34, Interim Financial Reporting ("IAS 34"), as adopted by the International Accounting Standards Board ("IASB"), and are presented in thousands of U.S. Dollar, unless otherwise stated. These Unaudited Condensed Consolidated Interim Financial Statements should be read in conjunction with the Consolidated Financial Statements of Polestar Automotive Holding UK PLC, as of December 31, 2024 and 2023, and for the three years ended December 31, 2024 as presented in the Form 20-F filed with the United States Securities and Exchange Commission ("SEC") on May 9, 2025 ("2024 Consolidated Financial Statements"). They do not include all of the information required for a complete set of financial statements prepared in accordance with IFRS Accounting Standards, however, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group's financial position and performance since the last annual financial statements.
These Unaudited Condensed Consolidated Interim Financial Statements were authorized for issue by the Company's Board of Directors on September 3, 2025.
Seasonality
Polestar's business is subject to seasonal fluctuations, consistent with patterns observed in the general automotive industry. Demand is typically lower in the first quarter and stronger during the spring and fall. The impact of seasonality on the Group's financial performance has been less visible in the past due to rapid growth, but as the operations expand, seasonal effects may become more pronounced. Consequently, interim results may not be indicative of the full-year performance.
Going concern
Going concern
These Unaudited Condensed Consolidated Interim Financial Statements have been prepared on a basis that assumes Polestar Group will continue as a going concern and the ordinary course of business will continue in alignment with management's 2025-2029 business plan.
Management assessed Polestar Group's ability to continue as a going concern and evaluated whether there are certain events or conditions, considered in the aggregate, that may cast significant doubt about Polestar's ability to continue as a going concern. As a result of this assessment, management identified a material uncertainty that casts doubt on Polestar Group's ability to obtain sufficient financing to support its cash flow needs and ensure on-going compliance with its debt covenants. In performing this assessment, management considered information including cash flow forecasts, liquidity forecasts and operational forecasts pertaining to the twelve-month period following the issuance date of these Unaudited Condensed Consolidated Interim Financial Statements, as well as other risks related to Polestar's business. In making these forecasts, management was required to make judgements relating to Polestar Group's future operations as well as macroeconomic and geopolitical factors. These include judgements relating to car sale volumes and prices, operating expenses (including the potential impact of tariffs), required capital expenditure and market demand for debt refinancing and debt and equity issuances by Polestar.
As a result of scaling up commercialization and continued capital expenditures related to developing its line-up of vehicles, managing the Company's liquidity profile and funding needs remains one of management's key priorities. If Polestar is not able to raise the necessary funds through its operations, equity issuances, debt financings and refinancing or other means, the Group may be required to delay, limit, reduce, or, in the worst case, terminate research and development and / or commercialization efforts. As of June 30, 2025, Polestar has net current liabilities of $2,988,223. Since inception, Polestar Group has generated recurring net losses and negative operating and investing cash flows. Net losses for the six months ended June 30, 2025 and 2024 amounted to $1,193,079 and $543,878, respectively. Negative operating cash flows for the six months ended June 30, 2025 and 2024 amounted to $497,652 and $267,671, respectively. Negative investing cash flows for the six months ended June 30, 2025 and 2024 amounted to $321,675 and $272,689. Management's 2025-2029 business plan indicates that Polestar will generate negative operating cash flows in the near future and investing cash flows of Polestar will continue to be negative in the near and long-term future due to the nature of Polestar's business. Securing financing to support operating and development activities represents an ongoing challenge for Polestar Group.
Polestar Group primarily finances its operations through short-term (i.e., 12 months or less) working capital loan arrangements with credit institutions, contributions from shareholders, extended trade credit from related parties, and long-term financing arrangements with related parties. For further details of the contractual maturities of Polestar's non-derivative financial assets and liabilities, including its financing arrangements refer to Note 12 - Financial instruments. Management's most recent liquidity and funding plan indicates that Polestar Group depends on rolling-over current financing arrangements as well as obtaining additional financing that is expected to be funded via a combination of new short-term working capital loan arrangements, long-term loan arrangements, loans with related parties, and executing capital market transactions through offerings of debt and/or equity. Until Polestar Group begins generating sufficient positive operating cash flows, the timely realization of these financing endeavors is essential for Polestar Group's ability to continue as a going concern. Management cannot guarantee that Polestar Group will be successful in securing the funds necessary to continue operating and development activities as planned.
During the six months ended June 30, 2025, Polestar demonstrated efforts towards achieving its funding and liquidity targets by:
•Obtaining multiple new and / or rolled-over short-term working capital loan arrangements with banking partners in China;
•Obtaining additional bilateral loan facilities of USD450.0 million and EUR150.0 million;
•Increasing the limit and extending the term on the Trade Finance Facility; and
•Securing a $200.0 million equity investment in the form of a private investment in public equity transaction with PSD Investment Limited.
Polestar is party to financing instruments that contain financial covenants with which Polestar must comply during, and beyond, the 12 months following the issuance date of these Unaudited Condensed Consolidated Interim Financial Statements including, but not limited to, a minimum quarterly cash level of €400 million, a maximum quarterly financial indebtedness of $5.5 billion, a defined range for its debt-to-asset ratio (calculated on a quarterly basis) and a minimum annual revenue requirement. A failure to comply with such covenants may result in an event of default that could have material adverse effects on its business. Due to the factors discussed above, there is material uncertainty as to whether Polestar will be able to comply with all its covenants in future periods. Remedies to a potential event of default include proactively applying for a covenant waiver or amendment prior to such event of default occurring. Prior to June 30, 2025, Standard Chartered Bank, as agent, and the syndicated lenders of the Club Loan (refer to Note 16 - Liabilities to credit institutions for further information) agreed to amend the debt-to-asset ratio range to be from 0.90 to 1.50 for the second quarter of 2025. As a result, Polestar was in compliance with this covenant as of June 30, 2025. On July 9, 2025, Standard Chartered Bank and the syndicated lenders agreed to amend the minimum revenue covenant for 2025 from $7,144.9 million to $3,000.0 million and to amend the debt-to-asset ratio range to be from 0.90 to 1.45 for the third quarter of 2025 and from 0.85 to 1.40 for the fourth quarter of 2025. However, management cannot guarantee that waivers or amendments will be granted for any future non-compliance with covenants on this facility nor on Polestar's other borrowings with covenants.
Management forecasts sufficient liquidity in the twelve-month period following the issuance date of these Unaudited Condensed Consolidated Interim Financial Statements in order for Polestar to meet its cash flow requirements as well as to ensure compliance with the applicable financial covenants, but the uncertainty related to the execution of management's liquidity and funding plan indicates the existence of a material uncertainty that may cast significant doubt upon Polestar's ability to continue as a going concern. There are ongoing efforts in place to mitigate the uncertainty. The Unaudited Condensed Consolidated Interim Financial Statements do not include any adjustments to reflect the going concern uncertainty.

Revenue recognition
Revenue recognition
Sales of carbon credits
Various jurisdictions encourage manufacturers to produce and sell low-polluting and non-polluting vehicles by providing manufacturers with mechanisms to directly or indirectly monetize their production of low- and non-polluting vehicles ("emission programs"). Polestar does not manufacture or sell carbon emitting vehicles and therefore is able to benefit from these emission programs. The emission programs can take different forms which impacts the recognition of related revenue. The following describes Polestar's revenue recognition for the material emission programs in which Polestar participates:
•In certain jurisdictions there are agencies which award tradable carbon credits to qualifying companies. In these cases, Polestar recognizes revenue when the carbon credits awarded to it by the agencies are sold to third parties. Revenue is recognized at the point in time the customer obtains control of the carbon credits (i.e., Polestar satisfies its performance obligation). This is evidenced when the relevant agency confirms the credits have moved out of Polestar's account and into the counterparty's account i.e. when the counterparty has the ability to direct the use of, and obtain the benefits from, the carbon credits transferred.
•In the EU there are emissions targets for the fleets registered in eligible countries in the EU by each vehicle manufacturer in a calendar year. If a manufacturer's fleet exceeds the target, they are required to pay a penalty. A pooling agreement allows multiple companies to come together and form a single pool of their fleets for the purposes of the calculation of the fleet emissions. This allows manufacturers with high emission fleets to reduce their penalty by pooling with manufacturers with low emission fleets. For the calendar year 2025, Polestar entered into a pooling agreement with other vehicle manufacturers under which it is compensated by the high emission members of the pool for each of its vehicles sold and registered in the eligible countries. Under the pooling agreement, Polestar's performance obligation is to register its low emission vehicles as part of the pool which allows the high emissions manufacturers to benefit by paying a lower penalty than they would have paid in the absence of the pool. The performance obligation is satisfied over time as Polestar registers its vehicles with the pool over the contract period and, accordingly, Polestar recognizes revenue over time. Polestar uses the output method to estimate the revenue to be recognized in any period based on the vehicle registrations in that period.
Cost of sales - duty drawback
The creation of the United States' duty drawback program allows Polestar to recover duties paid on vehicles imported into the United States when such vehicles, or similar vehicles, are subsequently exported. Recoveries on import tariffs paid are accounted for as a reduction to cost of sales in the period of recovery, when the imported vehicle is no longer in inventories.

Inventories
Inventories
Duty drawback
The creation of the United States' duty drawback program allows Polestar to recover duties paid on vehicles imported into the United States when such vehicles, or similar vehicles, are subsequently exported. Recoveries on import tariffs paid are accounted for as a reduction the cost of inventory when the imported vehicle has not yet been sold at the date of the recovery.

Provisions and contingent liabilities
Provisions and contingent liabilities
Restructuring provisions
Restructuring provisions relate to planned reorganization or restructuring of parts of the business or certain business operations. Costs related to restructuring generally comprise employee severance packages, facility closure costs, and other costs related to business reorganization. In the six months ended June 30, 2025, Polestar recognized a provision for restructuring, primarily related to severance costs. Polestar had a detailed formal plan for those restructurings and they were initiated prior to June 30, 2025. Polestar's provision associated with its restructuring are presented within Current provisions on the Unaudited Condensed Consolidated Statement of Financial Position.
Adoption of new and amended standards
Adoption of new and amended standards
Effects of new and amended IFRS
In August 2023, the IASB issued the amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates ("IAS 21") titled Lack of Exchangeability, which outlines how to assess whether a currency is exchangeable and how to determine the exchange rate when it is not. This amendment is effective for annual periods beginning on or after January 1, 2025 and did not have a material impact on these Unaudited Condensed Consolidated Interim Financial Statements.
New and amended IFRS issued but not yet effective
Management has assessed the new and amended accounting standards issued during the six months ended June 30, 2025 but not yet effective and concluded that their adoption will not have a material impact on the Group when they are adopted.

Use of estimates and judgements
Use of estimates and judgements
In preparing these Unaudited Condensed Consolidated Interim Financial Statements, management has made judgements and estimates about the future that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.
The significant judgements made by management in applying the Group's accounting policies and the key sources of estimation uncertainty were the same as those described in the 2024 Consolidated Financial Statements with the exception of the impairment of assets as follows.
Impairment of assets
As of June 30, 2025, management identified indicators of impairment for its Polestar 3 CGU, namely a reduction in forecast gross margin and in sales volumes in the short-term resulting in a decrease in the forecast lifecycle profitability of the vehicle.
The recoverable amount of the Polestar 3 CGU was based on its value in use and calculated based on estimations of future cash flows. Forecast cash flows were discounted using a WACC of 15.5% (15.5% as of December 31, 2024).
The assumptions used to estimate future cash flows reflect changes in financial conditions and/or expectations since the previous impairment test was performed (December 31, 2024), including increases in production costs resulting from the imposition of increased tariffs on imported automotive parts for cars assembled in the U.S., and pressures on pricing of electric vehicles, which significantly impacted profitability. As a consequence of less favorable macroeconomic and market conditions than originally anticipated, the recoverable amount of the Polestar 3 CGU was estimated to be $25,182, resulting in an impairment loss of $739,347 presented in Cost of sales. This impairment loss was allocated to assets as follows:

June 30, 2025
Intangible assets and goodwill	494,506
Property, plant and equipment	244,344
Vehicles under operating leases	497
Total impairment expense	739,347
The volumes, pricing, manufacturing costs and WACC inputs used in determining the value in use for each CGU are sensitive and require significant judgement.